Earnings per $0.25 Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per $0.25 Ordinary Share
Schedule of Earnings per Ordinary Share

	2021	2020	2019
Profit for the year attributable to equity holders ($m)	112	3,196	1,335
Basic earnings per Ordinary Share	$0.08	$2.44	$1.03
Diluted earnings per Ordinary Share	$0.08	$2.44	$1.03
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,418	1,312	1,301
Dilutive impact of share options outstanding (millions)	9	1	–
Diluted weighted average number of Ordinary Shares in issue (millions)	1,427	1,313	1,301